CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash flows from operating activities:
Net loss	$ (225,753)	¥ (1,462,385)	¥ (447,858)	¥ (79,632)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Depreciation of property and equipment	4,329	28,041	10,869	8,764
Amortization of intangible assets	8,924	57,810	984	482
Foreign exchange (gain)/loss	16,405	106,271	2,729	(1,286)
Loss from disposal of property and equipment	32	210	62	¥ 114
Share-based compensation expenses	10,056	65,143	¥ 39,173
Change of deferred tax liabilities	(163)	(1,057)
Changes in operating assets and liabilities:
Accounts receivable	(11,497)	(74,475)	¥ (6,356)	¥ 4,574
Amounts due from related parties	(9,165)	(59,367)	(637)
Prepayments and other current assets	(92,677)	(600,346)	(287,811)	¥ (159,510)
Other non-current assets	(49,056)	(317,775)	(13,374)	(331)
Accounts payable	49,477	320,502	84,394	¥ 161,608
Amounts due to related parties	4,440	28,762
Taxes payable	631	4,089	2,560	¥ 725
Advances from customers	82,178	532,335	242,090	152,524
Accrued expenses and other liabilities	132,377	857,507	102,073	28,704
Net cash provided by /(used in) operating activities	(79,462)	(514,735)	(271,102)	116,736
Cash flows from investing activities:
Purchase of short-term investments	(175,938)	(1,139,691)	(547,575)	(451,800)
Proceeds from maturity of short-term investments	68,254	442,136	405,000	154,800
Changes in restricted cash	(45,446)	(294,387)	(34,780)	(2,375)
Purchase of property and equipment and intangible assets	(24,002)	(155,478)	(50,622)	¥ (4,843)
Proceeds from disposal of property and equipment	24	155	¥ 54
Acquisition, net of cash received	(9,285)	(60,149)
Purchase of yield enhancement products	(110,935)	(718,619)
Proceeds from maturity of yield enhancement products	1,677	10,865
Net cash used in investing activities	$ (295,651)	¥ (1,915,168)	¥ (227,923)	¥ (304,218)
Cash flows from financing activities:
Proceeds from issuance of Series D Convertible Preferred Shares, net of issuance cost				¥ 306,360
Proceeds from the initial public offering, net of issuance cost			¥ 632,472
Proceeds from the private placement, net of issuance cost	$ 375,162	¥ 2,430,223	905,590
Proceeds from issuance of ordinary shares upon exercise of options	1,951	12,637	¥ 2,335
Proceeds from sales of yield enhancement products	89,456	579,474
Repayment of short-term debt	(2,316)	(15,000)
Acquisition of noncontrolling interests	(231)	(1,496)
Net cash provided by financing activities	464,022	3,005,838	¥ 1,540,397	¥ 306,360
Effect of exchange rate changes on cash and cash equivalents	10,429	67,560	(3,053)	1,287
Net increase in cash and cash equivalents	99,338	643,495	1,038,319	120,165
Cash and cash equivalents at the beginning of year	25,034	1,457,722	419,403	299,238
Cash and cash equivalents at the end of year	324,372	2,101,217	1,457,722	419,403
Supplemental disclosure of non-cash investing and financing activities
Accrual related to purchase of property and equipment	$ 2,926	¥ 18,953	9,345	117
Deemed dividends to preferred shareholders			15,606	¥ 59,428
Accrued issuance cost related to private placement			¥ 14,076
Accrual related to deferred initial public offering costs				¥ 2,127
Receivables related to exercise of stock options	$ (522)	¥ (3,379)	¥ (1,020)
Accrual related to business acquisition	$ 6,502	¥ 42,116